Divestitures, Held-For-Sale Businesses and Discontinued Operations - Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020
ASSETS
TOTAL ASSETS HELD-FOR-SALE	$ 711,278				$ 1,474,770				$ 711,278	$ 1,474,770
LIABILITIES
TOTAL LIABILITIES HELD-FOR-SALE	483,657				1,208,531				483,657	1,208,531
DISPOSAL
Reclassification to earnings on disposal of subsidiary									(34)	0	$ 0
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	15,441	$ 4,031	$ (1,152)	$ (2,069)	(4,666)	$ 7,916	$ (3,943)	$ 8,068	16,251	7,375	1,489
Northshore | Held-for-sale or disposed of by sale, not discontinued operations
ASSETS
Other investments, at fair value	9,897								9,897
Total investments	173,126								173,126
Cash and cash equivalents	71,156								71,156
Restricted cash and cash equivalents	152,044								152,044
Premiums receivable	62,392								62,392
Reinsurance balances recoverable on paid and unpaid losses	37,341								37,341
Funds held by reinsured companies	32,226								32,226
Deferred acquisition costs	24,000								24,000
Other assets	182,993								182,993
TOTAL ASSETS HELD-FOR-SALE	711,278								711,278
LIABILITIES
Losses and loss adjustment expenses	254,149								254,149
Unearned premiums	91,400								91,400
Insurance and reinsurance balances payable	12,393								12,393
Debt obligations	39,850								39,850
Other liabilities	177,265								177,265
TOTAL LIABILITIES HELD-FOR-SALE	483,657								483,657
NET ASSETS HELD-FOR-SALE	227,621								227,621
Northshore | Held-for-sale or disposed of by sale, not discontinued operations | Short-term Investments
ASSETS
AFS, at fair value	1,720								1,720
Northshore | Held-for-sale or disposed of by sale, not discontinued operations | Fixed maturity investments, trading
ASSETS
AFS, at fair value	7,483								7,483
Fixed maturities, trading, at fair value	154,026								154,026
StarStone US | Discontinued operations, held-for-sale
ASSETS
AFS, at fair value					375,337					375,337
Fixed maturities, trading, at fair value					202,994					202,994
Equities, at fair value					3,000					3,000
Other investments, at fair value					6,389					6,389
Total investments					587,720					587,720
Cash and cash equivalents					78,613					78,613
Restricted cash and cash equivalents					5,815					5,815
Premiums receivable					99,367					99,367
Deferred tax assets					15,191					15,191
Reinsurance balances recoverable on paid and unpaid losses					530,604					530,604
Funds held by reinsured companies					35,861					35,861
Deferred acquisition costs					36,992					36,992
Goodwill and intangible assets					24,900					24,900
Other assets					59,707					59,707
TOTAL ASSETS HELD-FOR-SALE					1,474,770					1,474,770
LIABILITIES
Losses and loss adjustment expenses					836,761					836,761
Unearned premiums					218,166					218,166
Insurance and reinsurance balances payable					22,453					22,453
Other liabilities					131,151					131,151
TOTAL LIABILITIES HELD-FOR-SALE					1,208,531					1,208,531
NET ASSETS HELD-FOR-SALE					$ 266,239					266,239
Discontinued Operation, Continuing Involvement [Abstract]
Discontinued Operation, Intra-Entity Amounts, Discontinued Operation after Disposal, Revenue									11,911	10,672	98,402
Discontinued Operation, Intra-Entity Amounts, Discontinued Operation after Disposal, Income (Expense)									(16,397)	62,515	113,952
Discontinued Operation, Intra-Entity Amounts, Discontinued Operation After Disposal, Income (Loss) From Continuing Operations									28,308	(51,843)	(15,550)
StarStone US | Discontinued operations, disposed of by sale
INCOME
Net premiums earned									291,326	350,814	199,796
Net investment income									12,849	15,606	10,572
Net realized and unrealized gains									5,431	19,385	(5,352)
Other income									49	9	10
Total income									309,655	385,814	205,026
EXPENSES
Net incurred losses and loss adjustment expenses									191,844	258,396	130,303
Acquisition costs									57,640	65,342	14,935
General and administrative expenses									60,236	60,003	58,590
Interest expense									2,066	2,600	2,120
Net foreign exchange (gains) losses									(13)	33	24
Total expenses									311,773	386,374	205,972
EARNINGS (LOSS) BEFORE INCOME TAXES									(2,118)	(560)	(946)
Income tax benefit									2,255	7,935	2,435
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES, BEFORE GAIN ON SALE									137	7,375	1,489
DISPOSAL
Consideration received	281,989								281,989			$ 282,000
Less: Carrying value of subsidiary	$ (277,697)								(277,697)
Reclassification to earnings on disposal of subsidiary									11,822
Gain on sale of subsidiary									16,114
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES									16,251	7,375	1,489
Net loss (earnings) from discontinued operations attributable to noncontrolling interest									(8,717)	(3,025)	(611)
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS									$ 7,534	$ 4,350	$ 878